VGOF-P24 03/24

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MARCH 25, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (each a “Fund” and collectively, the “Funds”)

I.	Effective March 25, 2024, the following changes are made to each Fund’s Summary Prospectus and Prospectus:

a.	In the section titled “Management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus, the following information is added:

Portfolio manager	Title	Portfolio manager of the fund since
Erica Furfaro*	Director and Portfolio Manager of ClearBridge	December 2024

*	Effective December 31, 2024, Erica Furfaro will join the fund’s portfolio management team.

b.	The following sentence is added to the end of the section titled “Management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus:

It is anticipated that Mr. Bourbeau will step down as a member of the fund’s portfolio management team on or about December 31, 2024.

c.	In the section titled “More on fund management – Portfolio managers” in each Fund’s Prospectus, the following information is added:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Erica Furfaro*	Ms. Furfaro is a Director and Portfolio Manager of ClearBridge. Ms. Furfaro joined ClearBridge in 2019. Prior to joining ClearBridge, she worked as a Sector Head at Millennium Partners, an Analyst at York Capital Management, an Analyst at the Carlyle Group, and an Investment Banking Analyst at Merrill Lynch & Co. She has 19 years of investment industry experience.	December 2024

*	Effective December 31, 2024, Erica Furfaro will join the fund’s portfolio management team

d.	In the section of each Fund’s Prospectus titled “More on fund management – Portfolio managers”, the following sentence is added to the column titled “Title and recent biography” for Peter Bourbeau:

It is anticipated that Mr. Bourbeau will step down as a member of the fund’s portfolio management team on or about December 31, 2024.

II.	Effective March 25, 2024, the following changes are made to each Fund’s SAI:

a.

In the sections of each Fund’s SAI titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” and “Portfolio Managers – Portfolio Managers Securities Ownership”, the following footnote is added to all references to Peter Bourbeau with respect to each Fund:

*	It is anticipated that Mr. Bourbeau will step down as a member of the Fund’s portfolio management team on or about December 31, 2024.

b.	In the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in each Fund’s SAI, the following information is added to the table with respect to each Fund:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Billions) ($)
Erica Furfaro**	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

**	The information is as of February 29, 2024 and does not reflect additional accounts (including the Fund) for which Ms. Furfaro will join the portfolio management team on December 31, 2024.

c.	In the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in each Fund’s SAI, the following information is added to the table with respect to each Fund:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Erica Furfaro**	None

**	The information is as of February 29, 2024.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON ETF INVESTMENT TRUST

ClearBridge Large Cap Growth ESG ETF	August 1, 2023

LEGG MASON PARTNERS INVESTMENT TRUST

ClearBridge Large Cap Growth Fund	March 31, 2023

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Large Cap Growth Portfolio	May 1, 2023

Please retain this supplement for future reference.

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